Invesco PowerShares

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

July 14, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust II
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) that the Prospectus and the Statement of Additional Information, that would have been filed under Rule 497 (c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 545 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 545 was filed electronically with the Securities and Exchange Commission on July 5, 2016.

Please send copies of all correspondence with respect to this Amendment to the undersigned, or contact me at (630) 684-6927.

Very truly yours,

/s/ Melissa Nguyen

Melissa Nguyen
Senior Counsel

800 983 0903 invescopowershares.com @PowerShares